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                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                Supplement dated May 24, 2007 to the Statement of
                 Additional Information dated December 14, 2006
              as supplemented February 28, 2007 and March 23, 2007


The following information replaces in its entirety the third sentence of the first paragraph under the heading "REPURCHASE AGREEMENTS." on page 5 of the Statement of Additional Information.

      "Repurchase transactions are limited to a term of 180 days or less."